Derivative Instruments- Fair Value of Derivative Contracts Falling under Early Termination Provisions in Net Liability Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
A-
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 89	[1]
BBB
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	1,143	[1]
BB plus
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	2,764	[1]
A3
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	89	[1]
Baa2
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	1,143	[1]
Ba1
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 2,764	[1]

[1]	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.